Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Contract Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract assets [abstract]
Contract assets, beginning balance	€ 527	€ 554
Additions	430	394
Disposals	(436)	(420)
Transfers	0	(1)
Contract assets, ending balance	517	527
Long-term contracts
Contract assets [abstract]
Contract assets, beginning balance	325	359
Additions	162	118
Disposals	(10)	(17)
Transfers	(189)	(135)
Contract assets, ending balance	288	325
Long-term contracts | Cost
Contract assets [abstract]
Contract assets, beginning balance	326	360
Additions	162	118
Disposals	(10)	(17)
Transfers	(189)	(135)
Contract assets, ending balance	289	326
Long-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(1)	(1)
Additions	0	0
Disposals	0	0
Transfers	0	0
Contract assets, ending balance	(1)	(1)
Short-term contracts
Contract assets [abstract]
Contract assets, beginning balance	202	195
Additions	268	276
Disposals	(426)	(403)
Transfers	189	134
Contract assets, ending balance	229	202
Short-term contracts | Cost
Contract assets [abstract]
Contract assets, beginning balance	209	202
Additions	270	277
Disposals	(426)	(404)
Transfers	188	134
Contract assets, ending balance	236	209
Short-term contracts | Impairment losses
Contract assets [abstract]
Contract assets, beginning balance	(7)	(7)
Additions	(2)	(1)
Disposals	0	1
Transfers	1	0
Contract assets, ending balance	€ (7)	€ (7)